Contract assets and deferred revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Schedule of Net Contract Assets (Liabilities)
Net contract assets (liabilities) are as follows:

As of December 31,	2024	2023
Contract assets - current	$16.0	$11.7
Contract assets - long-term(i)	6.0	8.6
Deferred revenue - current	(210.4)	(198.6)
Deferred revenue - long-term	(108.8)	(104.4)
(i)Reported in other long-term assets on the company’s consolidated balance sheets.
Significant changes in the above contract liability balances were as follows:

Year ended December 31,	2024	2023
Revenue recognized that was included in deferred revenue at the beginning of the period	$189.5	$198.9